UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2017

Item #1. Reports to Stockholders.

INDEX	CBOE Vest S&P 500 Buffer Protect Strategy Fund CBOE Vest Defined Distribution Strategy Fund CBOE Vest S&P 500 Enhanced Growth Strategy Fund (collectively, the "CBOE Vest Funds")

CBOE VEST

The CBOE Vest Family of Funds

For the six months ended April 30, 2017 (unaudited)

Semi-Annual Report to Shareholders

CBOE Vest S&P 500® Buffer Protect Strategy Fund

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND

April 30, 2017

1

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2017 (unaudited)

2

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Investments
As of April 30, 2017 (unaudited)

		Fair
	Shares	Value
MONEY MARKET FUND — 5.01%
Federated Treasury Obligations Fund, 0.39%(A)(B)	370,576	$ 370,576
(Cost: $370,576)
	Contracts
PURCHASED OPTIONS — 97.74%
CALL OPTIONS — 95.77%
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $0.010	25	594,725
Expiration: June 2017, Exercise Price $0.010	25	590,125
Expiration: July 2017, Exercise Price $0.010	25	590,200
Expiration: August 2017, Exercise Price $0.010	25	590,350
Expiration: September 2017, Exercise Price $0.010	25	590,300
Expiration: October 2017, Exercise Price $0.010	25	590,425
Expiration: November 2017, Exercise Price $0.010	25	590,425
Expiration: December 2017, Exercise Price $0.010	25	589,300
Expiration: January 2018, Exercise Price $0.010	25	589,775
Expiration: February 2018, Exercise Price $0.010	25	590,425
Expiration: March 2018, Exercise Price $0.010	25	588,175
Expiration: April 2018, Exercise Price $0.010	25	584,150
TOTAL CALL OPTIONS — 95.77%		7,078,375
(Cost: $6,903,238)
PUT OPTIONS — 1.97%
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $204.91	25	75
Expiration: June 2017, Exercise Price $207.75	25	700
Expiration: July 2017; Exercise Price $217.09	25	2,475
Expiration: August 2017, Exercise Price $218.37	25	4,075
Expiration: September 2017, Exercise Price $215.83	25	5,425
Expiration: October 2017, Exercise Price $214.40	25	6,375
Expiration: November 2017, Exercise Price $217.92	25	9,025
Expiration: December 2017, Exercise Price $226.00	25	15,025
Expiration: January 2018, Exercise Price $226.75	25	16,900
Expiration: February 2018, Exercise Price $234.75	25	25,625
Expiration: March 2018, Exercise Price $239.05	25	31,900
Expiration: April 2018, Exercise Price $233.44	25	28,225
TOTAL PUT OPTIONS — 1.97%		145,825
(Cost: $238,813)
TOTAL PURCHASED OPTIONS — 97.74%		7,224,200
(Cost: $7,142,051)
TOTAL INVESTMENTS — 102.75%
(Cost: $7,512,627)		$7,594,776
Liabilities in excess of other assets - (2.76%)		(203,730)
NET ASSETS	100.00%	$7,391,046

(A)	Effective 7 day yield as of April 30, 2017.
(B)	All or a portion of this security is held as collateral for written options.

See Notes to Financial Statements
3

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Options Written
As of April 30, 2017 (unaudited)

		Fair
	Contracts	Value
OPTIONS WRITTEN — (2.60%)
CALL OPTION — (1.74%)
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $232.27	25	$ (16,375)
Expiration: June 2017, Exercise Price $239.13	25	(6,825)
Expiration: July 2017, Exercise Price $241.45	25	(6,200)
Expiration: August 2017, Exercise Price $233.68	25	(20,800)
Expiration: September 2017, Exercise Price $240.80	25	(12,175)
Expiration: October 2017, Exercise Price $239.20	25	(16,300)
Expiration: November 2017, Exercise Price $243.00	25	(13,425)
Expiration: December 2017, Exercise Price $254.75	25	(4,900)
Expiration: January 2018, Exercise Price $246.00	25	(13,375)
Expiration: February 2018, Exercise Price $259.25	25	(4,900)
Expiration: March 2018, Exercise Price $267.50	25	(2,400)
Expiration: April 2018, Exercise Price $254.50	25	(10,675)
TOTAL CALL OPTIONS WRITTEN — (1.74%)		(128,350)
(Premiums received: $(120,247))

PUT OPTION — (0.86%)
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $184.42	25	(25)
Expiration: June 2017, Exercise Price $186.98	25	(200)
Expiration: July 2017, Exercise Price $195.38	25	(775)
Expiration: August 2017, Exercise Price $196.53	25	(1,375)
Expiration: September 2017, Exercise Price $194.25	25	(2,100)
Expiration: October 2017, Exercise Price $192.96	25	(2,575)
Expiration: November 2017, Exercise Price $196.13	25	(3,725)
Expiration: December 2017, Exercise Price $203.40	25	(6,325)
Expiration: January 2018, Exercise Price $204.07	25	(7,250)
Expiration: February 2018, Exercise Price $211.28	25	(11,175)
Expiration: March 2018, Exercise Price $215.15	25	(14,425)
Expiration: April 2018, Exercise Price $210.10	25	(13,525)
TOTAL PUT OPTIONS WRITTEN — (0.86%)		(63,475)
(Premiums received: $(110,251))

TOTAL OPTIONS WRITTEN — (2.60%)		$ (191,825)
(Premiums received: $(230,498))

See Notes to Financial Statements
4

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Schedule of Investments
As of April 30, 2017 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2017:

Assets:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Received	Net
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Amount
Description
Purchased
Options	$7,224,200	$ —	$7,224,200	$ —	$ —	$7,224,200

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(191,825)	$ —	$(191,825)	$ —	$191,825	$ —

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
5

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Assets & Liabilities
April 30, 2017 (unaudited)

ASSETS
Investments at fair value (identified cost of $7,512,627)	$7,594,776
Cash deposits with broker	4,979
Dividends and interest receivable	151
Prepaid expenses	28,676
TOTAL ASSETS	7,628,582
LIABILITIES
Call options written, at fair value (premiums received $(120,247))	128,350
Put options written, at fair value (premiums received $(110,251))	63,475
Accrued advisory fees	35,634
Accrued 12b-1 fees.	852
Accrued custody fees	5,724
Accrued administration and transfer agent fees	1,264
Other accrued expenses	2,237
TOTAL LIABILITIES	237,536
NET ASSETS	$7,391,046
Net Assets Consist of:
Paid-in-capital applicable to 688,921 no par value shares of
beneficial interest outstanding, unlimited shares authorized	7,268,225
Accumulated undistributed net investment income (loss)	(16,786)
Accumulated net realized gain (loss) on investments.	18,785
Net unrealized appreciation (depreciation) of investments	120,822
Net Assets	$7,391,046
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$6,402,549
Shares Outstanding	596,678
Net Asset Value, Offering and Redemption Price Per Share	$10.73
Investor Class Shares
Net Assets	$988,497
Shares Outstanding	92,243
Net Asset Value, Offering and Redemption Price Per Share	$10.72

See Notes to Financial Statements
6

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Operations
Six Months ended April 30, 2017 (unaudited)

INVESTMENT INCOME
Interest	$247
Total investment income.	247
EXPENSES
Investment management fees (Note 2)	9,274
12b-1 fees Investor Class (Note 2)	930
Recordkeeping and administrative services (Note 2)	13,048
Accounting fees (Note 2)	13,005
Custody fees	14,902
Transfer agent fees (Note 2)	8,619
Professional fees	20,369
Filing and registration fees	2,500
Trustee fees	1,877
Compliance fees	3,792
Shareholder reports	11,013
Shareholder servicing
Institutional Class	312
Investor Class	80
Insurance	1,755
Exchange fees	1,200
FLEX Options pricing fees (Note 2)	5,112
Other	5,071
Total expenses	112,859
Management fee waivers and reimbursed expenses	(96,443)
Net Expenses	16,416
Net investment income (loss)	(16,169)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on put options purchased	(2,680)
Net realized gain (loss) on call options purchased.	26,277
Net realized gain (loss) on put options written	1,774
Net realized gain (loss) on call options written	(6,112)
Net realized gain (loss) on options purchased and written.	19,259
Net increase (decrease) in unrealized appreciation (depreciation)
on put options purchased	(88,257)
Net increase (decrease) in unrealized appreciation (depreciation)
on call options purchased.	175,277
Net increase (decrease) in unrealized appreciation (depreciation)
on put options written	40,133
Net increase (decrease) in unrealized appreciation (depreciation)
on call options written	(4,374)
Net increase (decrease) in unrealized appreciation (depreciation)
on options purchased and written.	122,779
Net realized and unrealized gain (loss)	142,038
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.	$125,869

See Notes to Financial Statements
7

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Statement of Changes in Net Assets

	Six months ended	Period
	April 30, 2017	August 23, 2016* to
	(unaudited)	October 31, 2016
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(16,169)	$(617)
Net realized gain (loss) on options
purchased and written	19,259	(474)
Net increase (decrease) in unrealized appreciation
(depreciation) of options purchased and
options written	122,779	(1,957)
Increase (decrease) in net assets from operations	125,869	(3,048)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	8,217,736	274,100
Shares redeemed	(1,213,611)	(10,000)
Increase (decrease) in net assets from
capital stock transactions	7,004,125	264,100

NET ASSETS
Increase (decrease) during period	7,129,994	261,052
Beginning of period	261,052	—
End of period**	$7,391,046	$261,052
** Includes accumulated undistributed net investment
income (loss) of:	$(16,786)	$(617)

*	Inception date

See Notes to Financial Statements
8

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	Six months ended		For the period
	April 30, 2017		August 23, 2016* to
	(unaudited)		October 31, 2016
Net asset value, beginning of period	$9.88		$10.00

Investment activities
Net investment income (loss)(1)	(0.06)		(0.02)
Net realized and unrealized gain (loss)
on investments	0.91		(0.10)
Total from investment activities	0.85		(0.12)

Net asset value, end of period	$10.73		$9.88
Total Return	8.60	%***	(1.20	)%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	9.06	%**	46.89	**
Expenses, net of waiver (Note 2)	1.25	%**	1.25	%**
Net investment income (loss)	(1.23	%)**	(0.98	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000's)	$6,403		$261

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
*	Inception date.
**	Annualized.
***	Not annualized.
See Notes to Financial Statements
9

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Investor Class
	For the period
	December 7, 2016*
	to April 30, 2017
	(unaudited)
Net asset value, beginning of period	$10.20

Investment activities
Net investment income (loss)(1)	(0.06)
Net realized and unrealized gain (loss) on investments	0.58
Total from investment activities.	0.52

Net asset value, end of period	$10.72

Total Return	5.10	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	9.29	**
Expenses, net of waiver (Note 2)	1.50	%**
Net investment income (loss)	(1.48	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$988

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
*	Inception date.
**	Annualized
***	Not annualized.
See Notes to Financial Statements
10

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The CBOE Vest S&P 500® Buffer Protect Strategy Fund (the "Fund") is a non-diversified series of the World Funds Trust ("WFT" or "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund's inception date was August 23, 2016.
The investment objective is to track, before fees and expenses, the performance of the CBOE® S&P 500® Buffer Protect Index Balanced Series (the "SPRO Index").
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services –Investment Companies".
Security Valuation
The Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the "Board"). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value ("NAV") is determined at such times.
11

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The methodology for the Fund was created by the Chicago Board Options Exchange ("CBOE"), the majority owner of the Adviser. The value of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the "Index Calculation Agent") utilizing an option valuation model and data provided by CBOE®. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options ("FLEX Options") that reference the S&P 500® Index and are designed to track the returns of a "Buffer Protect" options strategy. A Buffer Protect options strategy is a type of "target outcome" strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.
FLEX Options are valued by a combination of an affiliated pricing service and an independent third party pricing service both of which utilize an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.
12

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Various inputs are used in determining the value of a Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Money Market Fund	$370,576	$—	$—	$370,576
Call Options	—	7,078,375	—	7,078,375
Put Options	—	145,825	—	145,825
	$370,576	$7,224,200	$ '	$7,594,776
Liabilities
Call Options written	$—	$(128,350)	$—	$(128,350)
Put Options written	—	(63,475)	—	(63,475)
	$—	$(191,825)	$—	$(191,825)

Refer to the Fund's Schedules of Investments and Options Written for a listing of the securities by security type.
There were no transfers into or out of any levels during the six months ended April 30, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended April 30, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.
13

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund's tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2017, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not
14

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board. The Fund currently offers A Class, C Class, Investor Class and Institutional Class shares. At April 30, 2017, there were no Class A or Class C shares outstanding.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Derivative	Fair Value Asset Derivatives
Purchased Options – Put	$145,825
Purchased Options – Call	7,078,375
	$7,224,200	*

Derivative	Fair Value Liability Derivatives
Written Options - Put	$(63,475)
Written Options – Call	(128,350)
	$(191,825	)**

*	Statement of Assets and Liabilities location: Investments at fair value
**	Statement of Assets and Liabilities location: Options written at fair value

15

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2017 is as follows:

		Change in
		Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**
Purchased Options – Put	$(2,680)	$(88,257)
Purchased Options – Call	26,277	175,277
Written Options – Put	1,774	40,133
Written Options – Call	(6,112)	(4,374)

*	Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.
**
Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation ("OCC"), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," protecting clearing members and options traders from counterparty risk. FLEX
16

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter ("OTC") options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund ("ETF"), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund's Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund's Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund's obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
17

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The activity in options purchased and written during the six months ended April 30, 2017 is as follows:

		Premiums
Options Purchased	Contracts	Paid
Options outstanding, beginning of period	24	$267,330
Options purchased	686	8,136,896
Options closed	(86)	(1,285,871)
Options outstanding, end of period	624	$7,118,355

		Premiums
Options Written	Contracts	Received
Options outstanding, beginning of period	24	$9,109
Options written	686	250,598
Options closed	(62)	(33,547)
Options outstanding, end of period	648	$226,160

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
CBOE Vest Financial LLC (the "Adviser"), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the six months ended April 30, 2017, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$ 9,274	$ 9,274	$ 87,169

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is
18

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

recouped. The total amount of recoverable reimbursements as of April 30, 2017 was $96,443 which expires as follows:

Recoverable Reimbursements and Expiration Dates
2019	2020	Total
$22,604	$96,443	$119,047

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended April 30, 2017, FDCC received no underwriting fees.
The Board has adopted a Distribution and Service Plan for the Fund's Investor Class (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.
The Fund has adopted a shareholder service plan with respect to its Investor and Institutional Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1)  receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and 8) furnishing investment advisory services.
19

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.
Commonwealth Fund Services, Inc. ("CFS") acts as the Fund's administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting
$13,048	$8,619	$13,005

The Fund receives pricing from CBOE. For the six months ended April 30, 2017, CBOE received $5,112 for its pricing services.
Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
NOTE 3 - INVESTMENTS
The cost of purchases and proceeds from the sales of securities other than money market securities for the six months ended April 30, 2017, were as follows:

Purchases	Sales
$8,136,896	$1,285,871

The above amounts do not include the following:

Premiums	Written
from Options	Options
Written	Bought Back
$250,598	$33,547

20

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund plans to make distributions at least annually.
There were no distributions paid during the six months ended April 30, 2017.
As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

Six months
ended
April 30, 2017
Accumulated undistributed net investment income (loss)	$(16,786)
Accumulated net realized gain (loss)	18,785
Other accumulated gains	38,673
Net unrealized appreciation (depreciation) on investments	83,149
$122,821

Accumulated net realized gain (loss) includes unrealized gain on written options of $35,759.
As of October 31, 2016, the Fund had a $474 capital loss carryforward that may be carried forward indefinitely and retains the character of short-term capital loss.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$7,512,627	$175,137	$(92,988)	$82,149

NOTE 5 – CAPITAL STOCK TRANSACTIONS
Capital stock transactions were:

Six months ended April 30, 2017
Institutional Class Shares
Shares sold.	677,637
Shares redeemed	(107,369)
Net increase (decrease)	570,268

21

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Six months ended April 30, 2017
Investor Class Shares
Shares sold.	99,987
Shares redeemed	(7,744)
Net increase (decrease)	92,243

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT
In October 2016, the Securities and Exchange Commission (the "SEC") released its final rule on Investment Company Reporting Modernization (the "Rule"). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.
NOTE 7 – SUBSEQUENT EVENTS
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
22

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions made within 30 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vest S&P 500 Buffer Protect Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2016, and held for the six months ended April 30, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled "Expenses Paid During the Six months" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
23

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
Fund Expenses (unaudited) (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	Ended*
	(11/1/2016)	(4/30/2017)	Ratio	4/30/2017
Institutional Class Actual	$1,000.00	$1,086	1.25%	$6.47
Institutional Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$6.26
Investor Class Actual	$1,000.00	$1,050.98	1.50%	$6.07
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$5.97

*
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 and 144 days for the Institutional Class and Investor Class, respectively, in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses.

24

Investment Adviser:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205 Richmond,
Virginia 23235
(800) 673-0550 (Toll Free)
25

CBOE VEST

The CBOE Vest Family of Funds

For the six months ended April 30, 2017 (unaudited)

Semi-Annual Report to Shareholders

CBOE Vest Defined Distribution Strategy Fund

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

April 30, 2017

Page
Holdings by Type as Percentage of Net Assets	2
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Supplemental Information	25
Fund Expenses	26

1

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2017 (unaudited)

2

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Schedule of Investments

As of April 30, 2017 (unaudited)

		Fair
	Shares	Value

MONEY MARKET FUND — 21.53%
Federated Treasury Obligations Fund, 0.39%(A)(B)	7,896,674	$ 7,896,674
(Cost: $7,896,674)

U. S. GOVERNMENT SECURITIES — 99.00%
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures August 17, 2017	25,520,000	25,469,470
U.S. Treasury Bill, Matures August 17, 2017	429,000	428,125
U.S. Treasury Bill, Matures August 17, 2017	156,000	155,677
U.S. Treasury Bill, Matures August 17, 2017	846,000	844,224
U.S. Treasury Bill, Matures August 17, 2017	1,936,000	1,931,876
U.S. Treasury Bill, Matures August 17, 2017	7,500,000	7,484,707

TOTAL U.S. GOVERNMENT SECURITIES		$ 36,314,079
(Cost: $36,314,079)

		Fair
	Contracts	Value
CALL OPTIONS — 0.03%
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $323.41	4,580	$ 9,160

TOTAL CALL OPTIONS — 0.03%		9,160
(Cost: $13,053 )

PUT OPTIONS — 0.01%
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $143.36	4,580	4,580

TOTAL PUT OPTIONS — 0.01%		4,580
(Cost: $8,473 )

TOTAL PURCHASED OPTIONS — 0.04%		13,740
(Cost: $21,528)

TOTAL INVESTMENTS — 120.57%		44,224,493
(Cost: $44,232,279)
Liabilities in excess of other assets — (20.57)%		(7,544,223)

NET ASSETS — 100.00%		$ 36,680,270

3

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Schedule of Investments

As of April 30, 2017 (unaudited) — (Continued)

		Fair
	Contracts	Value

OPTIONS WRITTEN — (0.54%)
CALL OPTIONS — (0.19%)
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $245.06	4,580	$ (68,700)

TOTAL CALL OPTIONS WRITTEN —
(Premium received: $(64,807))		(68,700)

PUT OPTIONS — (0.35%)
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $221.95	4,580	(128,240)

TOTAL PUT OPTIONS WRITTEN		(128,240)
(Premiums received: $(124,347))

TOTAL OPTIONS WRITTEN — (0.54)%		$ (196,940)
(Premiums received: $(189,154))

__________________
(A)	Effective 7 day yield as of April 30, 2017
(B)	All or a portion of this security is held as collateral for written options.

See Notes to Financial Statements
4

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Schedule of Investments
As of April 30, 2017 (unaudited) — (Continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2017:

Assets:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Received	Net
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Amount
Description
Purchased
Options	$13,740	$—	$13,740	$—	$—	$13,740

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(196,940)	$—	$(196,940)	$—	$196,940	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
5

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Statement of Assets and Liabilities

April 30, 2017 (unaudited)

ASSETS
Investments at fair value (identified cost of $44,232,279) (Note 1)	$44,224,493
Cash deposits with broker	115,891
Receivable for capital stock sold	10
Dividends and interest receivable	586
Prepaid expenses	42,082
TOTAL ASSETS	44,383,062

LIABILITIES
Call options written at fair value (premiums received $64,807)	68,700
Put options written at fair value (premiums received $124,347)	128,240
Payable for securities purchased	7,484,025
Accrued advisory fees	9,099
Accrued custody fees	8,511
Other accrued expenses	4,217
TOTAL LIABILITIES	7,702,792
NET ASSETS	$36,680,270

Net Assets Consist of:
Paid-in-capital applicable to 3,710,051 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$37,182,120
Accumulated net investment income (loss)	(93,915)
Accumulated net realized gain (loss) on investments	(392,363)
Net unrealized appreciation (depreciation) of investments	(15,572)
Net Assets	$36,680,270

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$7,536,854
Shares Outstanding	761,466
Net Assets Value, Offering and Redemption Price Per Share	$9.90

Investor Class Shares
Net Assets	$22,100,321
Shares Outstanding	2,236,064
Net Assets Value, Offering and Redemption Price Per Share**	$9.88

A Class Shares
Net Assets	$6,820,686
Shares Outstanding	689,940
Net Assets Value, Offering and Redemption Price Per Share**	$9.89
Maximum Offering Price Per Share*	$10.49

C Class Shares
Net Assets	$222,409
Shares Outstanding	22,581
Net Assets Value, Offering and Redemption Price Per Share**	$9.85

__________________
*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

See Notes to Financial Statements
6

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Statement of Operations

Six months ended April 30, 2017 (unaudited)

INVESTMENT INCOME
Interest and amortized discount, short term	$56,808
Total investment income	56,808

EXPENSES
Investment management fees (Note 2)	77,340
12b-1 fees (Note 2)
Investor Class	21,102
A Class	173
C Class	560
Recordkeeping and administrative services (Note 2)	10,308
Accounting fees (Note 2)	10,308
Custody fees	15,750
Transfer agent fees (Note 2)	7,000
Professional fees	18,519
Filing and registration fees	7,438
Trustee fees	1,984
Compliance fees	3,471
Shareholder reports	10,170
Shareholder servicing (Note 2)
Institutional Class	10,134
Investor Class	1,230
C Class	13
FLEX Options pricing fees (Note 2)	2,619
Other	7,835
Total expenses	205,954
Management fee waivers and reimbursed expenses (Note 2)	(55,231)
Net Expenses	150,723
Net investment income (loss)	(93,915)

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(3,961)
Net realized gain (loss) on call options purchased	(32,226)
Net realized gain (loss) on put options purchased	(35,694)
Net realized gain (loss) on call options written	(384,740)
Net realized gain (loss) on put options written	403,225
Net realized gain (loss) on investements and options purchased and written	(53,396)
Net increase (decrease) in unrealized appreciation (depreciation) on
call options purchased	(3,893)
Net increase (decrease) in unrealized appreciation (depreciation) on
put options purchased	(3,893)
Net increase (decrease) in unrealized appreciation (depreciation) on
call options written	(3,893)
Net increase (decrease) in unrealized appreciation (depreciation) on
put options written	(3,893)
Net increase (decrease) in unrealized appreciation (depreciation) on
options purchased and written	(15,572)
Net realized and unrealized gain (loss)	(68,968)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(162,883)

See Notes to Financial Statements
7

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Statement of Changes in Net Assets

	Six months ended	Period
	April 30, 2017	September 14, 2016*
	(unaudited)	to October 31, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(93,915)	$(47)
Net realized gain (loss) on options
purchased and written and investments	(53,396)	283
Net increase (decrease) in unrealized appreciation
(depreciation) of investments, options
purchased and written	(15,572)	—
Increase (decrease) in net assets from operations	(162,883)	236

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	(339,203)	—
Decrease in net assets from distributions	(339,203)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	7,761,536	36,210
Investor Class	22,844,515	—
A Class	6,823,427	—
C Class	275,000	—
Distributions reinvested
Institutional Class	54,546	—
Investor Class	276,002	—
A Class	24	—
C Class	1,320	—
Shares redeemed
Institutional Class	(242,739)	—
Investor Class	(597,721)	—
A Class	—	—
C Class	(50,000)	—
Increase (decrease) in net assets from
capital stock transactions	37,145,910	36,210

NET ASSETS
Increase (decrease) during period	36,643,824	36,446
Beginning of period	36,446	—
End of period**	$36,680,270	$36,446

**Includes undistributed net investment income (loss) of:	$(93,915)	$—

__________________
*	Inception date.

See Notes to Financial Statements
8

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Financial Highlights

Selected per Share Data Throughout each Period

	Institutional Class
	Six Months ended		Period September 14,
	April 30, 2017		2016*
	(unaudited)		to October 31, 2016
Net asset value, beginning of period	$10.07		$10.00

Investment activities
Net investment income (loss)(1)	(0.03)		(0.01)
Net realized and unrealized gain (loss)
on investments	0.09		0.08
Total from investment activities	0.06		0.07

Distributions
Net realized gain	(0.23)		—
Total distributions	(0.23)		—
Net asset value, end of period	$9.90		$10.07
Total Return(3)	0.08	%***	0.70	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.26	%**	318.83	%**
Expenses, net of waiver (Note 2)	1.25	%**	1.25	%**
Net investment income (loss)	(0.70	%)**	(0.98	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000's)	$7,537		$36

__________________
(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
(3)	Includes the reinvestment of all dividends.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
9

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Financial Highlights

Selected per Share Data Throughout each Period

	Investor Class

	Period
	November 22, 2016*
	to April 30, 2017
	(unaudited)

Net asset value, beginning of period	$10.12

Investment activities
Net investment income (loss)(1)	(0.05)
Net realized and unrealized gain (loss)
on investments	0.04
Total from investment activities	(0.01)

Distributions
Net realized gain	(0.23)
Total distributions	(0.23)
Paid-in capital from redemption fees	—
Net asset value, end of period	$9.88
Total Return(3)	(0.52	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.93	%**
Expenses, net of waiver (Note 2)	1.50	%**
Net investment income (loss)	(0.95	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$22,100

__________________
(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
(3)	Includes the reinvestment of all dividends.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
10

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Financial Highlights

Selected per Share Data Throughout each Period

	A Class

	Period
	February 22, 2017*
	to April 30, 2017
	(unaudited)

Net asset value, beginning of period	$9.80

Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss)
on investments	0.23
Total from investment activities	0.19

Distributions
Net realized gain	(0.10)
Total distributions	(0.10)
Paid-in capital from redemption fees	—
Net asset value, end of period	$9.89
Total Return(3)	1.41	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.94	%**
Expenses, net of waiver (Note 2)	1.50	%**
Net investment income (loss)	(0.95	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$6,821

__________________
(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
(3)	Includes the reinvestment of all dividends.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
11

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Financial Highlights

Selected per Share Data Throughout each Period

	C Class

	Period
	November 1, 2016*
	to April 30, 2017
	(unaudited)

Net asset value, beginning of period	$10.07

Investment activities
Net investment income (loss)(1)	(0.08)
Net realized and unrealized gain (loss)
on investments	0.09
Total from investment activities	0.01

Distributions
Net realized gain	(0.23)
Total distributions	(0.23)
Paid-in capital from redemption fees	—
Net asset value, end of period	$9.85
Total Return(3)	(0.43	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.70	%**
Expenses, net of waiver (Note 2)	2.25	%**
Net investment income (loss)	(1.70	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$222

__________________
(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
(3)	Includes the reinvestment of all dividends.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
12

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The CBOE Vest Defined Distribution Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was September 14, 2016.
The investment objective is to generate consistent periodic distributions for shareholders while preserving capital over the long term.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
The methodology for the Fund was created by the Chicago Board Options Exchange (“CBOE”), a majority owner of the Adviser. The value of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange
13

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

by CBOE® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by CBOE®. The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference Exchange Traded Fund (“ETF”) to attempt to collect a target level of premium income on a monthly basis. The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a 'market neutral' strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.
The Fund may utilize FLexible EXchange® Options (“FLEX Options”). FLEX Options are valued by a combination of an affiliated pricing service and an independent third party pricing service both of which utilize an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The
14

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets
Money Market Fund	$7,896,674	$—	$—	$7,896,674
U. S. Government Securities	—	36,314,079	—	36,314,079
Call Options Purchased	—	9,160	—	9,160
Put Options Purchased	—	4,580	—	4,580
	$7,896,674	$36,327,819	$—	$44,224,493

Liabilities
Call Options Written	$—	$(68,700)	$—	$(68,700)
Put Options Written	—	(128,240)	—	(128,240)
	$—	$(196,940)	$—	$(196,940)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type.
There were no transfers into or out of any levels during the six months ended April 30, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended April 30, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
15

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2017, there no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for
16

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The Fund currently offers Class A, Class C, Investor Class and Institutional Class shares.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

	Fair Value
Derivative	Asset Derivatives
Purchased Options – Call	$9,160
Purchased Options – Put	4,580
	$13,740	*

	Fair Value
Derivative	Liability Derivatives
Written Options – Call	$(68,700	)**
Written Options – Put	(128,240	)***
	$(196,940)

__________________
*	Statement of Assets and Liabilities location: Investments at Fair Value
**	Statement of Assets and Liabilities location: Call options written at fair value
***	Statement of Assets and Liabilities location: Put options written at fair value

17

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2017 is as follows:

		Change in
		Unrealized Appreciation
	Realized Gain (Loss)	(Depreciation) on
	On Derivatives Recognized	Derivatives Recognized
Derivative	in Income*	in Income**
Purchased Options – Call	$(32,226)	$(3,893)
Purchased Options – Put	(35,694)	(3,893)
Written Options – Call	(384,740)	(3,893)
Written Options – Put	403,225	(3,893)

__________________
*	Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options purchased and options written, respectively.

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund
18

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
19

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The activity in options purchased and written during the six months ended April 30, 2017 is as follows:

Options Purchased
		Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options purchased	42,858	89,446
Options closed	—	—
Options expired	(33,698)	(67,920)
Options outstanding, end of period	9,160	$21,526
Options Written
		Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	(42,858)	(929,812)
Options closed	7,220	328,256
Options expired	26,478	412,402
Options outstanding, end of period	(9,160)	$(189,154)

Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
CBOE Vest Financial LLC (the “Adviser”), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the six months ended April 30, 2017, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management
Fee	Fee Earned	Fee Waived
0.75%	$77,340	$55,231

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make
20

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements as of April 30, 2017 and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates
2019	2020	Total
$15,102	$55,231	$70,333

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares and Class A Shares expenses and 1.00% for Class C Share expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.
The Fund has adopted a shareholder service plan with respect to its Investor, Institutional Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
21

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)
For the six months ended April 30, 2017, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder service	$ 10,134
Investor	12b-1	21,102
Investor	Shareholder service	1,230
A	12b-1	173
C	12b-1	560
C	Shareholder service	13

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended April 30, 2017, FDCC received no underwriting fees.
Commonwealth Fund Services, Inc. ("CFS") acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting
$10,308	$ 7,000	$10,308

The Fund receives pricing from CBOE. For the six months ended April 30, 2017, CBOE received $2,619 for its pricing services.
Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the six months ended April 30, 2017, were as follows:

Purchases	Sales
$89,446	$67,920

22

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)
The above amounts do not include the following:

Premiums from	Options
options written	bought back
$929,812	$722,172

Purchases of	Sales of
government securities	government securities
$63,322,649	$27,098,655

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund intends to make monthly distributions.
The tax character of distributions during the six months ended April 30, 2017 and the period September 14, 2016 to October 31, 2016 were as follows:

	Six months ended	Period
	April 30, 2017	September 14, 2016 to
	(unaudited)	October 31, 2016
Ordinary income	$339,203	$ —

As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

Six months ended
April 30, 2017
Accumulated net investment income (loss)	$ (93,915)
Accumulated net realized gain (loss)	(392,363)
Other accumulated losses	(7,786)
Net unrealized appreciation (depreciation)	(7,786)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Depreciation
$ 44,232,279	$ —	$ (7,786)	$ (7,786)

23

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Note 5 – Capital Stock Transactions
Capital stock transactions were:

	Six months ended April 30, 2017 (unaudited)
	Institutional	Investor	A	C
Shares sold	776,883	2,268,675	689,938	27,533
Shares reinvested	5,486	27,659	2	134
Shares redeemed	(24,524)	(60,270)	—	(5,086)
Net increase (decrease)	757,845	2,236,064	689,940	22,581

Period
September 14, 2016 to
October 31, 2016
Institutional Class Shares
Shares sold	3,621
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	3,621

Note 6 – New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.
Note 7 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
24

Supplemental Information World Funds Trust (The “Trust”)
April 30, 2017 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
25

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of A Class shares or redemption fees on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the CBOE Vest Defined Distribution Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2016, and held for the period ended April 30, 2017.
Actual Expenses Example
The table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
26

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND

Fund Expenses (unaudited) (Continued)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(11/1/16
	(11/1/16)	(4/30/17)	Ratio	to 4/30/17)
Institutional Class Actual	$1,000.00	$1,000.75	1.25%	$ 6.20
Institutional Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$ 6.26
Investor Class Actual	$1,000.00	$ 994.82	1.50%	$ 6.52
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 6.59
A Class Actual	$1,000.00	$1,017.50	1.50%	$ 2.77
A Class Hypothetical**	$1,000.00	$1,018.75	1.50%	$ 2.78
C Class Actual	$1,000.00	$ 995.72	2.25%	$11.07
C Class Hypothetical**	$1,000.00	$1,013.75	2.25%	$11.07

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181, 159, 67 and 180 days in the most recent fiscal period divided by 365 days in the current year for Institutional, Investor, A and C Classes, respectively.

**	5% return before expenses.

27

Investment Adviser:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800'
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
800) 673-0550 (Toll Free)
28

CBOE VEST

The CBOE Vest Family of Funds

Semi-Annual Report to Shareholders

CBOE Vest S&P 500® Enhanced Growth Strategy Fund

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

April 30, 2017 (unaudited)

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2017 (unaudited)

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Investments
As of April 30, 2017 (unaudited)

		Fair
	Shares	Value

MONEY MARKET FUND — 1.34%
Federated Treasury Obligations Fund, 0.39%(A)(B)	465,057	$ 465,057
(Cost: $465,057)

	Contracts
PURCHASED OPTIONS — 103.86%
CALL OPTIONS — 103.86%
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $0.010	117	2,783,313
Expiration: May 2017, Exercise Price $204.91	117	390,078
Expiration: June 2017, Exercise Price $0.010	117	2,761,785
Expiration: June 2017, Exercise Price $207.75	117	357,201
Expiration: July 2017, Exercise Price $0.010	117	2,762,136
Expiration: July 2017, Exercise Price $217.09	117	255,528
Expiration: August 2017, Exercise Price $0.010	117	2,762,838
Expiration: August 2017, Exercise Price $218.37	117	246,753
Expiration: September 2017, Exercise Price $0.010	117	2,762,604
Expiration: September 2017, Exercise Price $215.83	117	280,332
Expiration: October 2017, Exercise Price $0.010	117	2,763,189
Expiration: October 2017, Exercise Price $214.40	117	299,520
Expiration: November 2017, Exercise Price $0.010	117	2,763,189
Expiration: November 2017, Exercise Price $217.92	117	269,334
Expiration: December 2017, Exercise Price $0.010	117	2,757,924
Expiration: December 2017, Exercise Price $226.00	117	200,187
Expiration: January 2018, Exercise Price $0.010	117	2,760,147
Expiration: January 2018, Exercise Price $226.75	117	198,783
Expiration: February 2018, Exercise Price $0.010	117	2,763,189
Expiration: February 2018, Exercise Price $234.75	117	144,963
Expiration: March 2018, Exercise Price $0.010	117	2,752,659
Expiration: March 2018, Exercise Price $239.05	117	123,318
Expiration: April 2018, Exercise Price $0.010	117	2,733,822
Expiration: April 2018, Exercise Price $233.44	117	170,586
TOTAL CALL OPTIONS — 103.86%		36,063,378
(Cost: $34,970,829)
TOTAL PURCHASED OPTIONS — 103.86%		36,063,378
TOTAL INVESTMENTS — 105.20%		36,528,435
(Cost: $35,435,886)
Liabilities in excess of other assets – (5.20%)		(1,803,954)
NET ASSETS — 100.00%		$34,724,481

(A)	Effective 7 day yield as of April 30, 2017.
(B)	All or a portion of this security is held as collateral for written options.

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Options Written
As of April 30, 2017 (unaudited)

		Fair
	Contracts	Value

OPTIONS WRITTEN — (5.67%)
CALL OPTIONS WRITTEN — (5.67%)
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price $224.21	234	$ (332,046)
Expiration: June 2017, Exercise Price $229.18	234	(242,424)
Expiration: July 2017, Exercise Price $235.91	234	(133,146)
Expiration: August 2017, Exercise Price $237.15	234	(139,698)
Expiration: September 2017, Exercise Price $234.54	234	(203,580)
Expiration: October 2017, Exercise Price $238.42	234	(163,098)
Expiration: November 2017, Exercise Price $233.62	234	(253,890)
Expiration: December 2017, Exercise Price $246.25	234	(110,214)
Expiration: January 2018, Exercise Price $246.80	234	(117,234)
Expiration: February 2018, Exercise Price $253.50	234	(79,794)
Expiration: March 2018, Exercise Price $260.00	234	(52,650)
Expiration: April 2018, Exercise Price $249.50	234	(142,740)
TOTAL CALL OPTIONS WRITTEN — (5.67%)		(1,970,514)
(Premiums received: $(1,766,326))
TOTAL OPTIONS WRITTEN — (5.67%)		$ (1,970,514)

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Investments
As of April 30, 2017 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2017:

Assets:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Received	Net
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Amount
Description
Purchased
Options	$36,063,378	$ —	$36,063,378	$ —	$ —	$36,063,378

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(1,970,514)	$ —	$(1,970,514)	$ —	$1,970,514	$ —

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Assets & Liabilities
April 30, 2017 (unaudited)

ASSETS
Investments at fair value (identified cost of $35,435,886)	$36,528,435
Cash deposits with broker	174,155
Dividends and interest receivable	162
Prepaid expenses	32,522
TOTAL ASSETS	36,735,274
LIABILITIES
Call options written, at fair value (premiums received $(1,766,326))	1,970,514
Accrued advisory fees	26,014
Accrued 12b-1 fees.	2,126
Accrued custody fees	8,625
Other accrued expenses	3,514
TOTAL LIABILITIES	2,010,793
NET ASSETS	$34,724,481
Net Assets Consist of:
Paid-in-capital applicable to 3,247,379 no par value shares of beneficial
interest outstanding, unlimited shares authorized	$33,873,578
Accumulated undistributed net investment income (loss)	(97,795)
Accumulated net realized gain (loss) on investments and options written	60,337
Net unrealized appreciation (depreciation) of investments and options written	888,361
Net Assets	$34,724,481
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$6,291,248
Shares Outstanding	587,854
Net Assets Value, Offering and Redemption Price Per Share	$10.70
NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$28,432,176
Shares Outstanding	2,659,426
Net Assets Value, Offering and Redemption Price Per Share	$10.69
NET ASSET VALUE PER SHARE
A Class Shares
Net Assets	$1,057
Shares Outstanding	99
Net Assets Value, Offering and Redemption Price Per Share	$10.69

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Operations
Period December 21, 2016* to April 30, 2017 (unaudited)

INVESTMENT INCOME
Interest	$189
Total investment income.	189
EXPENSES
Investment management fees (Note 2)	50,402
12b-1 fees (Note 2)
Investor Class	13,982
A Class	1
Recordkeeping and administrative services (Note 2)	6,541
Accounting fees (Note 2)	6,541
Custody fees	10,500
Transfer agent fees (Note 2)	5,167
Professional fees	7,521
Filing and registration fees	1,781
Trustee fees	1,425
Compliance fees	2,493
Shareholder reports	8,837
Shareholder servicing (Note 2)
Institutional Class	572
Investor Class	4,438
Insurance	1,353
FLEX Options pricing fees (Note 2)	2,008
Other	5,141
Total expenses	128,703
Management fee waivers and reimbursed expenses (Note 2)	(30,719)
Net Expenses	97,984
Net investment income (loss)	(97,795)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on call options purchased.	178,132
Net realized gain (loss) on call options written	(117,795)
Net realized gain (loss) on options purchased and written.	60,337
Net increase (decrease) in unrealized appreciation (depreciation) on
call options purchased	1,092,549
Net increase (decrease) in unrealized appreciation (depreciation) on
call options written.	(204,188)
Net increase (decrease) in unrealized appreciation (depreciation) on options
purchased and written	888,361
Net realized and unrealized gain (loss)	948,698
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$850,903

*	Inception date.

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Changes in Net Assets

Period
December 21, 2016*
to April 30, 2017
(unaudited)
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(97,795)
Net realized gain (loss) on options purchased and written	60,337
Net increase (decrease) in unrealized appreciation (depreciation) of options
purchased and options written.	888,361
Increase (decrease) in net assets from operations	850,903
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	6,798,529
Investor Class	27,973,132
A Class	1,000
Shares redeemed
Institutional Class	(607,943)
Investor Class	(291,140)
A Class	—
Increase (decrease) in net assets from capital stock transactions	33,873,578
NET ASSETS
Increase (decrease) during period.	34,724,481
Beginning of period	—
End of period**	$34,724,481
** Includes accumulated undistributed net investment income (loss) of:	$(97,795)

*	Inception date

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	Period December 21, 2016*
	to April 30, 2017
	(unaudited)

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.05)
Net realized and unrealized gain (loss) on investments	0.75
Total from investment activities.	0.70

Net asset value, end of period	$10.70

Total Return.	7.00	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.68	%**
Expenses, net of waiver (Note 2)	1.25	%**
Net investment income (loss)	(1.22	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$6,291

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Investor Class
	Period January 31, 2017*
	to April 30, 2017
	(unaudited)

Net asset value, beginning of period	$10.12

Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss) on investments	0.61
Total from investment activities.	0.57

Net asset value, end of period	$10.69

Total Return.	5.63	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.96	%**
Expenses, net of waiver (Note 2)	1.50	%**
Net investment income (loss)	(1.50	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$28,432

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	A Class
	Period January 31, 2017*
	to April 30, 2017
	(unaudited)

Net asset value, beginning of period	$10.12

Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss) on investments	0.61
Total from investment activities.	0.57

Net asset value, end of period	$10.69

Total Return.	5.63	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.88	%**
Expenses, net of waiver (Note 2)	1.50	%**
Net investment income (loss)	(1.42	%)**
Portfolio turnover rate(2)	0.00	%***
Net assets, end of period (000's)	$1

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having any long-term securities.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The CBOE Vest S&P 500® Enhanced Growth Strategy Fund (the "Fund") is a non-diversified series of the World Funds Trust ("WFT" or "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund's inception date was December 21, 2016.
The investment objective is to track, before fees and expenses, the performance of the CBOE® S&P 500® Enhanced Growth Index Balanced Series (the "SPEN Index").
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services –Investment Companies".
Security Valuation
The Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the "Board"). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value ("NAV") is determined at such times.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The methodology for the Fund was created by the Chicago Board Options Exchange ("CBOE"), the majority owner of the Adviser. The value of the Fund is calculated daily as of the close of trading hours on the New York Stock Exchange by CBOE® (the "Index Calculation Agent") utilizing an option valuation model and data provided by CBOE®. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options ("FLEX Options") that reference the S&P 500® Index and are designed to track the returns of an "Enhanced Growth" options strategy. An Enhanced Growth options strategy is a type of "target outcome" strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.
FLEX Options are valued by a combination of an affiliated pricing service and an independent third party pricing service both of which utilize an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Various inputs are used in determining the value of a Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Money Market Fund	$465,057	$—	$—	$465,057
Call Options	—	36,063,378	—	36,063,378
	$465,057	$36, 063,378	$—	$36,528,435
Liabilities
Call Options written	$—	$(1,970,514)	$—	$(1,970,514)

Refer to the Fund's Schedules of Investments and Options Written for a listing of the securities by security type.
There were no transfers into or out of any levels during the period December 21, 2016 to April 30, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period December 21, 2016 to April 30, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund's tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period December 21, 2016 to April 30, 2017, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board. The Fund currently offers A Class, C Class, Investor Class and Institutional Class shares. At April 30, 2017, there were no C Class shares outstanding.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Derivative	Fair Value Asset Derivatives*
Purchased Options – Call	$36,063,378

Derivative	Fair Value Liability Derivatives**
Written Options – Call	$ (1,970,541)

*	Statement of Assets and Liabilities location: Investments at fair value
**	Statement of Assets and Liabilities location: Call options written at fair value

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period December 21, 2016 to April 30, 2017 is as follows:

Change in
Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**
Purchased Options – Call	$178,132	$1,092,549
Written Options – Call	(117,795)	(204,188)

*	Statement of Operations location: Net realized gain (loss) on call options purchased and call options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased and call options written, respectively.

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation ("OCC"), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

counterparty exposure of Over-the-Counter ("OTC") options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund ("ETF"), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund's Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund's Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund's obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

The activity in options purchased and written during the period December 21, 2016 to April 30, 2017 is as follows:

		Premiums
Options Purchased	Contracts	Received
Options outstanding, beginning of period	—	$—
Options purchased	3,446	43,362,643
Options closed	(638)	(8,391,814)
Options outstanding, end of period	2,808	$34,970,829
		Premiums
Options Written	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	3,448	2,548,589
Options closed	(640)	(782,263)
Options outstanding, end of period	2,808	$1,766,326

Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
CBOE Vest Financial LLC (the "Adviser"), a CBOE® company, which is majority owned by CBOE® Vest LLC, a wholly owned subsidiary of CBOE® Holdings, Inc. is effectively controlled by CBOE Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the period December 21, 2016 to April 30, 2017, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management
Fee	Fee Earned	Fee Waived
0.75%	$50,402	$30,719

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of April 30, 2017 was $30,719 which expires October 31, 2019.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period December 21, 2016 to April 30, 2017, FDCC received no underwriting fees.
The Board has adopted Distribution and Service Plans for the Fund's Investor Class, A Class and C Class Shares (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Share and A Class Share expenses and 1.00% for C Class Share expenses. With respect to C Class Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.
The Fund has adopted a shareholder servicing plan on behalf of its Investor, Institutional, A and C Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and 8) furnishing investment advisory services.
Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plans are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however,

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.
Commonwealth Fund Services, Inc. ("CFS") acts as the Fund's administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period December 21, 2016 to April 30, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting
$6,541	$5,167	$6,541

The Fund receives pricing from CBOE. For the period December 21, 2016 to April 30, 2017, CBOE received $2,008 for its pricing services.
Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the period December 21, 2016 to April 30, 2017, were as follows:

Purchases	Sales
$43,362,643	$8,570,554

The above amounts do not include the following:

Premiums	Written
from Options	Options
Written	Bought Back
$2,548,589	$900,058

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund plans to make distributions at least annually.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

There were no distributions paid during the period December 21, 2016 to April 30, 2017.
As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

Period
December 21,
2016 to
April 30, 2017
Accumulated undistributed net investment income (loss)	$(97,795)
Accumulated net realized gain (loss) on investments and options written	60,337
Other accumulated losses	(204,188)
Net unrealized appreciation (depreciation) on investments and options written	1,092,549
$850,903

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$34,970,829	$1,113,091	$(20,542)	$1,092,549

Note 5 – Capital Stock Transactions
Capital stock transactions were:

	Period December 21, 2016 to April 30, 2017 (unaudited)
	Institutional	Investor	A
	Class Shares	Class Shares	Class Shares
Shares sold	646,055	2,686,883	99
Shares redeemed	(58,201)	(27,457)	—
	587,854	2,659,426	99

Note 6 – New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (the "SEC") released its final rule on Investment Company Reporting Modernization (the "Rule"). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2017 (unaudited) — (Continued)

Note 7 – Organizational and Offering Costs
The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registration of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.
Note 8 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT APPROVAL FOR THE CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
At a meeting held on August 24-25, 2016, the Board of Trustees (the "Board") considered the initial approval of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Vest Financial, LLC, a CBOE® Company ("Adviser" or "CBOE Vest") in regard to 13 new series portfolios, including the CBOE Vest S&P 500® Enhanced Growth Strategy Fund (the "CBOE Vest Enhanced Funds").
Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees.
The Board reflected on its discussions regarding the proposed Advisory Agreement, expense limitation agreement and the anticipated manner in which the CBOE Vest Enhanced Funds would be managed with representatives from CBOE Vest at the Meeting. Counsel once again referred to the Board Materials that had been provided in connection with the approval of the Advisory Agreements for the CBOE Vest Enhanced Funds, and he reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement.

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the CBOE Vest Enhanced Funds, including information presented to the Board in CBOE Vest's presentation earlier in the Meeting, as well as prior presentations by CBOE Vest's staff at other meetings of the Board, including information regarding the expense limitation arrangements and the manner in which the CBOE Vest Funds would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the CBOE Vest Enhanced Funds and their shareholders; (ii) presentations by CBOE Vest management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the CBOE Vest Enhanced Funds; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV of CBIE Vest; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about CBOE Vest, including financial information, a description of personnel and the services provided to the CBOE Vest Enhanced Funds, information on investment advice, performance, summaries of anticipated expenses for the CBOE Vest Enhanced Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information; (iii) the anticipated effect of size on the CBOE Vest Enhanced Funds' performance and expenses; and (iv) benefits to be realized by CBOE Vest from its relationship with the Trust and the CBOE Vest Enhanced Funds. The Board also considered the affiliations of CBOE Vest and the potential compliance issues that could arise from those affiliations –as had been noted at previous meetings, the Board noted that CBOE Vest had taken measures to ensure that any arrangements potentially involving the CBOE Vest Enhanced Funds and affiliates of CBOE Vest would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services to be provided by CBOE Vest.
In this regard, the Board considered the responsibilities of CBOE Vest under the Advisory Agreement. The Board reviewed the services to be provided by CBOE Vest to the CBOE Vest Enhanced Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the CBOE Vest Enhanced Funds' investment objectives and limitations; the anticipated coordination of services for the CBOE Vest Enhanced Funds among the service providers, and the anticipated efforts of CBOE Vest to promote the CBOE Vest Enhanced Funds and grow assets. The Board considered: CBOE Vest's staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial condition of CBOE Vest and its affiliates. The Board considered the measures that CBOE Vest had put in place to ensure compliance with applicable law and regulations, including specifically those governing relationships with affiliates of CBOE Vest. After reviewing the foregoing and further information from CBOE Vest, the Board concluded that the quality, extent, and nature of the services to be provided by CBOE Vest were satisfactory and adequate for the CBOE Vest Enhanced Funds.
Investment Performance of the CBOE Vest Enhanced Funds.
The Board noted that the CBOE Vest Enhanced Funds have not yet commenced operations. The Board also noted that CBOE Vest has represented that it is a new investment advisory firm that began operations a year ago and provides managed account product offerings to individuals and other advisers but that those investments are customized for each individual customer and that due to this high level of customization performance of the strategies could not be compared to how the CBOE Vest Enhanced Funds would operate.
The costs of services to be provided and profits to be realized by CBOE Vest from the relationship with the CBOE Vest Enhanced Funds.
In this regard, the Board considered: the financial condition of CBOE Vest and the level of commitment to the CBOE Vest Enhanced Funds by the Adviser's principals and its affiliate and the expenses of the CBOE Vest Enhanced Funds, including the nature and frequency of advisory fee payments. The Board also

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

considered potential benefits for the Adviser in managing the CBOE Vest Enhanced Funds. The Board compared the fees and expenses of the CBOE Vest Enhanced Funds (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted as well that at this time the Adviser was unsure how the CBOE Vest Enhanced Funds would be categorized by Morningstar. Notwithstanding, the Board compared the advisory fee payable to the Adviser under the Advisory Agreement with three categories that the CBOE Vest Enhanced Funds may fall into once categorized. The Board noted that the advisory fee was in line with the average of the Leveraged equity category and that the fee was well below the average of the Multi-Alternative and Long-Short Equity categories. The Board also noted that to the extent that the primary master fund invests in the underlying feeder funds (i.e., the monthly funds), the advisory fee on those assets would be waived by Vest. The Board also determined that these advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were fair and reasonable.
The extent to which economies of scale would be realized as the CBOE Vest Enhanced Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the CBOE Vest Enhanced Funds' investors.
In this regard, the Board considered the CBOE Vest Enhanced Funds' fee arrangements with CBOE Vest. The Board noted that the advisory fee includes certain breakpoints that would create economies of scale for the CBOE Vest Enhanced Funds once their assets reached certain levels. Following further discussion of the CBOE Vest Enhanced Funds' projected asset levels, expectations for growth, and levels of fees, the Board determined that the CBOE Vest Enhanced Funds' fee arrangement with CBOE Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by CBOE Vest.
Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the CBOE Vest Enhanced Funds; the basis of decisions to buy or sell securities for the

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

CBOE Vest Enhanced Funds; the method for bunching of portfolio securities transactions; the substance and administration of CBOE Vest's Code of Ethics and other relevant policies described in CBOE Vest's Form ADV. The Board noted that CBOE Vest may benefit by being able to direct smaller accounts into the CBOEVest Enhanced Funds. The Board also considered conflicts of interests associated with the parent affiliate of CBOE Vest especially in light of the nature of the CBOE Vest Enhanced Funds. The Board noted that it was possible that the CBOE Vest Enhanced Funds could receive certain other services from CBOE Vest and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations and interpretations thereof (collectively, the "Laws"), the CBOE Vest Enhanced Funds could engage in transactions in securities that trade on CBOE exchanges. The Board considered the procedures that CBOE Vest had put in place and planned on putting in place to ensure that any arrangements for services to the CBOE Vest Enhanced Funds from affiliates of CBOE Vest would be done in accordance with the Laws. It was noted that CBOE Vest may receive certain "soft dollar" benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that CBOE Vest's standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by CBOE Vest from managing the CBOE Vest Enhanced Funds were satisfactory.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for an initial two-year term.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charge(loads) on purchases of A Class shares or redemption fees on certain redemptions made within 30 days of purchase of Investor and A Class shares and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the CBOE Vest S&P 500® Enhanced Growth Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 21, 2016(A), and held for the period ended April 30, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Fund Expenses (unaudited) (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(12/21/16(A)
	(12/21/16)(A)	(4/30/17)	Ratio	to 4/30/17)
Institutional Class Actual	$1,000.00	$1,070.00	1.25%	$ 4.61
Institutional Class Hypothetical**	$1,000.00	$1,018.85	1.25%	$ 4.49
Investor Class Actual	$1,000.00	$1,056.32	1.50%	$3.76
Investor Class Hypothetical	$1,000.00	$1,017.50	1.50%	$3.69
A Class Actual	$1,000.00	$1,056.32	1.50%	$3.76
A Class Hypothetical	$1,000.00	$1,017.85	1.50%	$3.69

*
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 130 days for Institutional Class and 89 days for Investor and A Class in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses.
(A)	Inception date.

Investment Adviser:
CBOE Vest® Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

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ITEM 2. CODE OF ETHICS.
Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: July 7, 2017

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: July 7, 2017
* Print the name and title of each signing officer under his or her signature.